Document and Entity Information	Dec. 31, 2024
Details
Registrant CIK	0001822415
Document Type	S-1/A
Entity Registrant Name	Black Unicorn Factory
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	85-2000692
Entity Address, Address Line One	5777 West Century Blvd
Entity Address, Address Line Two	Suite 1125-106
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	310
Local Phone Number	362-6999
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 5, 2025, Black Unicorn Factory (the “Company”) filed a Registration Statement on Form S-1 (Registration No. 333-289247), which is being amended by this Amendment No. 1 to provide additional clarity and complete certain disclosures in response to SEC staff comments. This Amendment is being filed solely to update and expand the narrative description of the Company's direct listing strategy, clarify certain aspects of the business model, and revise the exhibits to improve formatting and completeness. No new securities are being registered under this Amendment.
Amendment Flag	true